THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
BANKERS ACCEPTANCE -- FOREIGN (1.1%)
$      50,000     Dai-Ichi Kangyo Bank.............................              12/29/97           5.620%  $    49,781,444
                                                                                                            ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.5%)
       64,000     Regions Bank.....................................     12/05/97-06/25/98      5.650-6.00        63,991,878
                                                                                                            ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (17.6%)
      115,000     Deutsche Bank....................................     12/17/97-02/03/98     5.570-5.760       114,999,621
       45,000     Landesbank Hessen Thuringen......................     06/09/98-06/19/98     5.940-6.080        44,988,746
       11,000     National Westminster Bank, PLC...................     03/05/98-05/26/98     5.660-6.060        10,999,041
      180,000     Norinchukin Bank.................................              02/13/98           6.020       180,003,645
       10,000     Rabobank Nederland Inst. CTF.....................              03/24/98           5.990         9,998,521
       10,000     Royal Bank of Canada.............................              05/12/98           6.140         9,998,730
        5,000     San Paolo Bank...................................              12/10/97           5.820         5,000,000
      125,000     Societe Generale.................................              12/02/97           5.560       125,000,000
       75,000     Sumitomo Bank Yankee CD..........................              12/09/97           5.600        75,000,000
      150,000     Swiss Bank Corp..................................              03/19/98     5.760-5.980       149,997,172
       35,000     Westpac Banking Corp.............................              03/23/98           5.970        34,991,776
                                                                                                            ---------------
                  TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN.........                                             760,977,252
                                                                                                            ---------------
COMMERCIAL PAPER -- DOMESTIC (14.1%)
       40,000     Associate Corp. of North America.................              12/18/97           5.510        39,895,922
      205,000     CXC Inc..........................................     12/10/97-02/20/98     5.520-5.690       203,687,303
       28,000     Dupont EI de Nemours & Co........................              06/05/98           5.460        27,210,120
       81,399     Enterprise Funding Corp..........................     12/01/97-12/05/97     5.510-5.540        81,371,204
      109,400     General Electric Capital Corp....................     01/23/98-02/06/98           5.700       108,350,282
       10,385     Southern Co......................................              02/23/98           5.700        10,246,879
       25,000     Trident Capital Finance Inc......................              01/23/98           5.770        24,787,632
      112,943     Windmill Funding Corp............................     12/05/97-02/13/98     5.520-5.800       111,908,318
                                                                                                            ---------------
                  TOTAL COMMERCIAL PAPER -- DOMESTIC...............                                             607,457,660
                                                                                                            ---------------
COMMERCIAL PAPER -- FOREIGN (16.1%)
      110,000     Bank of Montreal.................................              12/04/97           5.592       109,948,740
      199,000     Cregem North America Inc.........................     12/18/97-02/17/98     5.515-5.700       197,958,010
        6,692     Den Danske Bank..................................              12/15/97           5.520         6,677,635
      175,000     Export Import Bank of Korea......................              12/17/97           6.010       174,532,556
       25,000     Halifax Building Society.........................              12/08/97           5.640        24,972,583
       15,500     KFW International Finance, Inc...................              12/04/97           5.520        15,492,870
       28,000     Korea Development Bank...........................              12/23/97           6.000        27,897,333
       35,000     Rabobank Nederland N.V...........................              04/29/98           5.550        34,196,021

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
COMMERCIAL PAPER -- FOREIGN (CONTINUED)
$      47,523     UBS Finance Delaware, Inc........................              12/01/97           5.760%  $    47,523,000
       58,000     Westpac Capital Corp.............................              12/05/97           5.640        57,963,653
                                                                                                            ---------------
                  TOTAL COMMERCIAL PAPER -- FOREIGN................                                             697,162,401
                                                                                                            ---------------
FLOATING RATE NOTES (36.1%)(a)
      100,000     Asset Backed Securities Investment Trust, Series
                   1997-C, (resets monthly to one month LIBOR, due
                   06/15/98) (144A)................................              12/15/97(b)        5.688       100,000,000
       50,000     Asset Backed Securities Investment Trust, Series
                   1997-E, Class N, (resets monthly to one month
                   LIBOR, due 08/15/98) (144A).....................              12/15/97(b)        5.625        50,000,000
       27,800     Asset Backed Securities Investment Trust, Series
                   1995-A, Class 2, (resets monthly to one month
                   LIBOR -3 basis points, due 08/10/98)............              12/10/97(b)        5.607        27,793,943
       60,000     Bankers Trust, (resets daily to Prime rate -281
                   basis points, due 04/23/98).....................              12/01/97(b)        5.690        59,988,623
       64,000     Bankers Trust, (resets daily to Fed Fund rate +5
                   basis points, due 07/07/98).....................              12/01/97(b)        5.580        63,959,367
      100,000     Bayerische Landesbank, (resets monthly to one
                   month LIBOR -13 basis points, due 06/26/98).....              12/26/97(b)        5.558        99,955,883
       31,500     Corestates Bank, (resets monthly to one month
                   LIBOR +3 basis points, due 04/21/98)............              12/31/97(b)        5.598        31,500,000
       10,000     Den Danske Bank, (resets monthly to one month
                   LIBOR -5 basis points, due 03/25/98)............              12/25/97(b)        5.598         9,999,900
       25,000     FCC National Bank, (resets monthly to one month
                   LIBOR -12 basis points, due 07/02/98)...........              12/01/97(b)        5.536        24,989,828
       35,000     FCC National Bank, (resets daily to Fed Fund rate
                   +20 basis points, due 07/23/98).................              12/01/97(b)        5.770        35,017,508
       25,000     First USA Bank, (resets quarterly to three month
                   LIBOR +28 basis points, due 02/17/98)...........              02/17/98(b)        6.125        25,017,090
       20,000     First USA Bank, (resets quarterly to three month
                   LIBOR +9 basis points, due 04/28/98)............              01/28/98(b)        5.930        20,011,181
        7,000     First USA Bank, (resets monthly to one month
                   LIBOR +5 basis points, due 05/07/98)............              12/16/97(b)        5.738         7,002,667
       50,000     First USA Bank, (resets monthly to one month
                   LIBOR +7 basis points, due 05/13/98)............              12/15/97(b)        5.758        50,024,139
        5,000     First USA Bank, (resets quarterly to three month
                   LIBOR + 30 basis points, due 07/29/98)..........              01/16/98(b)        6.144         5,010,816
       15,000     First USA Bank, (resets quarterly to three month
                   LIBOR + 30 basis points, due 09/03/98)..........              12/17/97(b)        6.081        15,039,791

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$      20,000     First Union Bank of North Carolina, (resets
                   monthly to one month LIBOR -3 basis points, due
                   12/19/97).......................................              12/19/97(b)        5.720%  $    20,000,000
       44,200     Jacksonville Health Facility Hospital, (resets
                   monthly, due 08/15/14)..........................              12/03/97(b)        5.830        44,200,000
      162,500     Korea Development Bank, (resets quarterly, due
                   06/16/98).......................................              12/16/97(b)        5.843       162,482,994
      138,689     Liquid Asset Backed Securities Trust, Series
                   1997-2, (resets monthly to one month LIBOR, due
                   06/30/98) (144A)................................              12/30/97(b)        5.688       138,689,231
       94,622     Natwest Asset Trust Securities, Series R-13/14A,
                   (resets monthly to one month LIBOR + 2 basis
                   points, due 10/15/01) (144A)....................              12/15/97(b)        5.708        94,622,000
       66,500     Old Kent, (resets daily to Prime rate -285 basis
                   points, due 11/04/98)...........................              12/01/97(b)        5.650        66,500,000
       50,000     PNC Bank, N.A., (resets daily to Fed Fund rate +
                   7 basis points, due 06/04/98)...................              12/01/97(b)        5.720        49,986,098
      100,000     Racers 97-MM-8-6, (resets monthly to one month
                   LIBOR -2 basis points, due 08/28/98) (144A).....              12/28/97(b)        5.615        99,992,805
       75,000     Short Term Card Account Trust, (resets monthly to
                   one month LIBOR + 2 basis points, due 01/15/98)
                   (144A)..........................................              12/15/97(b)        5.504        75,001,364
       45,000     Societe Generale, (resets daily to Fed Fund rate
                   + 9 basis points, due 01/18/98).................              12/01/97(b)        5.610        44,997,802
      137,000     Triangle Funding Ltd. Series 1997-1, (resets
                   quarterly to three month LIBOR, due 11/15/98)
                   (144A)..........................................              01/15/98(b)        5.750       137,000,000
                                                                                                            ---------------
                  TOTAL FLOATING RATE NOTES........................                                           1,558,783,030
                                                                                                            ---------------
TAXABLE MUNICIPALS (1.5%) (a)
       39,240     Sacramento, (resets quarterly to three month
                   LIBOR, due 08/15/14)............................              02/14/98(b)        5.500        39,236,875
       25,000     Wake Forest University, (resets weekly, due
                   07/01/17), LOC Wachovia Bank....................              12/03/97(b)        5.970        25,000,000
                                                                                                            ---------------
                  TOTAL TAXABLE MUNICIPALS.........................                                              64,236,875
                                                                                                            ---------------
TIME DEPOSITS -- DOMESTIC (2.5%)
      110,000     Suntrust Bank....................................              12/01/97     5.500-5.625       110,000,000
                                                                                                            ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
TIME DEPOSITS -- FOREIGN (6.3%)
$     100,000     Deutsche Bank....................................              12/01/97           5.750%  $   100,000,000
      100,000     Wachovia Bank & Trust, Grand Cayman..............              12/01/97           5.510       100,000,000
       70,000     Westdeutsche Landesbank..........................              12/02/97           5.594        70,000,000
                                                                                                            ---------------
                  TOTAL TIME DEPOSITS -- FOREIGN...................                                             270,000,000
                                                                                                            ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.3%)
       11,725     Student Loan Marketing Association...............              12/01/97           5.630        11,725,000
                                                                                                            ---------------
REPURCHASE AGREEMENTS (2.5%)
        6,129     Goldman Sachs Repurchase Agreement, dated
                   11/28/97, proceeds include interest $6,131,809
                   (collateralized by $6,027,000 U.S. Treasury
                   Notes 6.250%, due 05/31/99 valued at
                   $6,251,824).....................................              12/01/97           5.500         6,129,000
      100,000     Greenwich Capital Repurchase Agreement, dated
                   11/28/97, proceeds include interest $100,047,917
                   (collateralized by $128,432,714 GNMA
                   7.00%-8.250%, due 12/15/08-11/20/27 valued at
                   $102,000,205)...................................              12/01/97           5.750       100,000,000
                                                                                                            ---------------
                                                                                                                106,129,000
                                                                                                            ---------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.6%)..................................     4,300,244,540
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)...........................................        19,401,267
                                                                                                            ---------------
                  NET ASSETS (100.0%)....................................................................   $ 4,319,645,807
                                                                                                            ---------------
                                                                                                            ---------------

------------------------------
(a)The Coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.

(b) Reflects the next interest rate reset date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $4,300,244,540
Cash                                                      487,430
Interest Receivable                                    19,627,584
Prepaid Trustees' Fees                                      6,851
Prepaid Expenses and Other Assets                          22,379
                                                   --------------
    Total Assets                                    4,320,388,784
                                                   --------------
LIABILITIES
Advisory Fee Payable                                      428,293
Custody Fee Payable                                       150,688
Administrative Services Fee Payable                       104,558
Fund Services Fee Payable                                   5,582
Administration Fee Payable                                  4,315
Accrued Expenses                                           49,541
                                                   --------------
    Total Liabilities                                     742,977
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $4,319,645,807
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $228,228,783
EXPENSES
Advisory Fee                                       $5,063,662
Administrative Services Fee                         1,256,131
Custodian Fees and Expenses                           686,535
Fund Services Fee                                     143,027
Administration Fee                                     96,662
Professional Fees and Expenses                         92,381
Trustees' Fees and Expenses                            70,918
Miscellaneous                                          33,130
                                                   ----------
    Total Expenses                                                 7,442,446
                                                                ------------
NET INVESTMENT INCOME                                            220,786,337
NET REALIZED LOSS ON INVESTMENTS                                    (105,748)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $220,680,589
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1997   NOVEMBER 30, 1996
                                                   -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     220,786,337   $     185,209,978
Net Realized Gain (Loss) on Investments                     (105,748)            267,432
                                                   -----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                         220,680,589         185,477,410
                                                   -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         22,011,079,297      18,847,392,256
Withdrawals                                          (21,760,363,996)    (18,519,575,165)
                                                   -----------------   -----------------
    Net Increase from Investors' Transactions            250,715,301         327,817,091
                                                   -----------------   -----------------
    Total Increase in Net Assets                         471,395,890         513,294,501
NET ASSETS
Beginning of Fiscal Year                               3,848,249,917       3,334,955,416
                                                   -----------------   -----------------
End of Fiscal Year                                 $   4,319,645,807   $   3,848,249,917
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                    JULY 12, 1993
                                                     FOR THE FISCAL YEAR ENDED     (COMMENCEMENT OF
                                                           NOVEMBER 30,             OPERATIONS) TO
                                                   -----------------------------     NOVEMBER 30,
                                                   1997    1996    1995    1994          1993
                                                   -----   -----   -----   -----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.18%   0.19%   0.19%   0.20%             0.19%(a)
  Net Investment Income                             5.43%   5.29%   5.77%   3.90%             2.98%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                             --    0.00%(b)    --  0.00%(b)              --

------------------------
(a) Annualized.

(b) Less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to May 12, 1997, the Portfolio's name was The Money Market Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1997, this fee amounted to $5,063,662.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   b) The Portfolio has retained Funds Distributor Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1997, the fee for these services amounted to $96,662.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1997, the fee for these services amounted to $1,256,131.

      Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1998. For the fiscal year ended November 30, 1997, there was no reimbursement under this agreement.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $143,027 for the fiscal year ended November 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $28,900.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "Portfolio") at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 20, 1998

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